RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2024	$	nil
Net book amount at June 30, 2024		$310,000

Net book amount at January 1, 2023		$68,000
Net book amount at December 31, 2023	$	nil

SCHEDULE OF LEASE LIABILITIES	The lease liabilities for continuing operations are as below:
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Lease liabilities - current	117	-
Lease liabilities – noncurrent	227	-
	344	-

SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES	Contractual undiscounted cash flows for the leases:
As of December 31, 2023
Within one year	One to five years	Total contractual undiscounted cash flow
USD’000	USD’000	USD’000
150	250	400

SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Six Months ended
June 30, 2024
USD’000
Amortization charge of right-of-use assets	33
Interest expense	13

Six Months ended
June 30, 2023
USD’000
Amortization charge of right-of-use assets	-
Interest expense	-

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Six Months ended
June 30, 2023
Amortization charge of right-of-use assets	616
Interest expense	42